SEGMENT REPORTING (Schedule of segment reporting infomation by segment) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenues		$ 359,023		$ 336,257		$ 319,978
Cost of product		(67,575)		(67,533)		(57,950)
Salaries		(116,945)		(53,251)		(52,494)
Other segment items	[1]	(97,475)		(144,304)		(143,579)
Operating income (loss)		77,028		71,169		65,955
Assets		136,066		115,074		138,496
Goodwill		39,831	[2]	39,325	[2]	39,400
Expenditures for assets		14,882		8,634		9,325
Depreciation and amortization		13,787		14,850		14,779
Telematics Services [Member]
Segment Reporting Information [Line Items]
Revenues		264,559		242,491		234,541
Cost of product		0		0		0
Salaries		(100,037)		(48,997)		(47,033)
Other segment items	[1]	(92,029)		(124,328)		(122,469)
Operating income (loss)		72,493		69,166		65,039
Assets		105,011		88,453		106,355
Goodwill		5,665		33,931		33,940
Expenditures for assets		14,629		8,242		8,837
Depreciation and amortization		12,838		13,471		13,346
Telematics Products [Member]
Segment Reporting Information [Line Items]
Revenues		94,464		93,766		85,437
Cost of product		(67,575)		(67,533)		(57,950)
Salaries		(16,908)		(4,254)		(5,461)
Other segment items	[1]	(5,446)		(19,976)		(21,110)
Operating income (loss)		4,535		2,003		916
Assets		31,055		26,621		32,141
Goodwill		34,166		5,394		5,460
Expenditures for assets		253		392		488
Depreciation and amortization		$ 949		$ 1,379		$ 1,433

[1]	Other segment items included in Segment operating income primarily include salaries, telematics services and products costs that cannot be directly allocated, research and development, Selling and marketing expenses and general and administrative expenses, etc.
[2]	The accumulated amount of goodwill impairment loss as of December 31, 2025, and 2024 was US$ 29.89 million.